Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	22,849	$442,356
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	43,019	433,631
PGIM QMA Commodity Strategies Fund (Class R6)	36,705	271,250
PGIM QMA Emerging Markets Equity Fund (Class R6)	72,886	706,996
PGIM QMA International Developed Markets Index Fund (Class R6)	180,615	1,844,080
PGIM QMA Large-Cap Core Equity Fund (Class R6)	156,652	2,199,398
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	97,905	860,589
PGIM QMA US Broad Market Index Fund (Class R6)	107,361	1,409,645
PGIM Total Return Bond Fund (Class R6)	43,851	625,318

Total Long-Term Investments (cost $9,242,738)		8,793,263

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $25,431)	25,431	25,431

TOTAL INVESTMENTS 100.2% (cost $9,268,169)(w)		8,818,694
Liabilities in excess of other assets (0.2)%		(18,025)

Net Assets 100.0%		$8,800,669

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds